COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Debt securities at fair value through profit or loss (Details) - ARS ($)
$ in Thousands
	Dec. 31, 2021	Dec. 31, 2020
COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT
Government securities	$ 19,070,192	$ 13,380,433
Corporate securities	311,518	606,289
Securities issued by the Central Bank	375,975	914,090
Debt securities	$ 19,757,685	$ 14,900,812